Stock-Based Compensation Plans - Summary of Stock Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($) yr $ / shares shares	Jan. 30, 2015 USD ($) yr $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding | shares	75,315	91,315
Options exercised | shares	(16,000)
Options outstanding weighted average exercise price | $ / shares	$ 21.95	$ 20.31
Options outstanding weighted average exercise price - Exercised | $ / shares	$ 12.62
Options outstanding weighted average remaining term | yr	5.8	5.6
Options outstanding weighted average grant date fair value | $	$ 666	$ 761
Options exercised weighted average grant date fair value | $	$ (95)
Options exercisable at September 30, 2015 | shares	54,398
Options exerciseable weighted average exercise price | $ / shares	$ 20.96
Options exerciseable weighted average remaining term | yr	5.0
Options exerciseable weighted average grant date fair value | $	$ 438
Options vested during twelve months ended September 30, 2015 | shares	8,807
Options vested weighted average grant date fair value | $	$ 76